Share-based payments - Nexters Long-Term Incentive Plan (Details)	6 Months Ended
Jun. 30, 2025 Options
Share-based payments
Number of options granted	218,127
ESOP options
Share-based payments
Number of options granted	196,053
LTIP - Modified Class B complex vesting options
Share-based payments
Number of options granted	22,074